Investment in Associate Company - Summary of Associated Companies Accounted for Using the Equity Method (Detail)	6 Months Ended
Jun. 30, 2022
Jaguahr Therapeutics Pte. Ltd
Disclosure of associates [line items]
Principal activities	New drug research and development